Accumulated Other Comprehensive Income (Loss) (Before Tax And Net Of Tax Changes In Each Component Of Accumulated OCI) (Detail) (JPY ¥) In Millions, unless otherwise specified	12 Months Ended
	Mar. 31, 2014		Mar. 31, 2013		Mar. 31, 2012
Net unrealized gains (losses) on investment securities, Before tax:
Net unrealized gains on investment securities	¥ 453,494		¥ 1,108,665		¥ 296,347
Reclassification adjustment for gains included in net income before attribution of noncontrolling interests	(215,553)		(143,664)		(4,511)
Net change	237,941		965,001		291,836
Net unrealized gains (losses) on investment securities, Tax (expense) or benefit:
Net unrealized gains on investment securities	(178,200)		(390,387)		(118,638)
Reclassification adjustment for gains included in net income before attribution of noncontrolling interests	81,778		53,856		1,641
Net change	(96,422)		(336,531)		(116,997)
Net unrealized gains (losses) on investment securities, Net of tax:
Net unrealized gains on investment securities	275,294		718,278		177,709
Reclassification adjustment for gains included in net income before attribution of noncontrolling interests	(133,775)		(89,808)		(2,870)
Net change	141,519	[1]	628,470	[1]	174,839	[1]
Net unrealized gains (losses) on investment securities attributable to noncontrolling interests	(24,888)		4,588		476
Net unrealized gains on investment securities attributable to Mitsubishi UFJ Financial Group	166,407		623,882		174,363
Net unrealized gains (losses) on derivatives qualifying for cash flow hedges, Before tax:
Net unrealized gains (losses) on derivatives qualifying for cash flow hedges	3,615		6,850		(178)
Reclassification adjustment for losses (gains) included in net income before attribution of noncontrolling interests	(4,211)		(1,210)		850
Net change	(596)		5,640		672
Net unrealized gains (losses) on derivatives qualifying for cash flow hedges, Tax (expense) or benefit:
Net unrealized gains (losses) on derivatives qualifying for cash flow hedges	(1,419)		(2,693)		99
Reclassification adjustment for losses (gains) included in net income before attribution of noncontrolling interests	1,654		476		(334)
Net change	235		(2,217)		(235)
Net unrealized gains (losses) on derivatives qualifying for cash flow hedges, Net of tax:
Net unrealized gains (losses) on derivatives qualifying for cash flow hedges	2,196		4,157		(79)
Reclassification adjustment for losses (gains) included in net income before attribution of noncontrolling interests	(2,557)		(734)		516
Net change	(361)		3,423		437
Net unrealized gains on derivatives qualifying for cash flow hedges attributable to noncontrolling interests
Net unrealized gains (losses) on derivatives qualifying for cash flow hedges attributable to Mitsubishi UFJ Financial Group	(361)		3,423		437
Defined benefit plans, Before tax:
Defined benefit plans	122,644		81,568		(189,916)
Reclassification adjustment for losses included in net income before attribution of noncontrolling interests	64,519		41,642		29,128
Net change	187,163		123,210		(160,788)
Defined benefit plans, Tax (expense) or benefit:
Defined benefit plans	(45,709)		(27,506)		77,992
Reclassification adjustment for losses included in net income before attribution of noncontrolling interests	(23,806)		(15,707)		(11,419)
Net change	(69,515)		(43,213)		66,573
Defined benefit plans, Net of tax:
Defined benefit plans	76,935		54,062		(111,924)
Reclassification adjustment for losses included in net income before attribution of noncontrolling interests	40,713		25,935		17,709
Net change	117,648		79,997		(94,215)
Defined benefit plans attributable to noncontrolling interests	1,447		611		(3)
Defined benefit plans attributable to Mitsubishi UFJ Financial Group	116,201		79,386		(94,212)
Foreign currency translation adjustments, Before tax:
Foreign currency translation adjustments	557,941		437,485		(68,269)
Reclassification adjustment for losses included in net income before attribution of noncontrolling interests	1,603		48,311		31,956
Net change	559,544		485,796		(36,313)
Foreign currency translation adjustments, Tax (expense) or benefit:
Foreign currency translation adjustments	(50,516)		406		(1,528)
Reclassification adjustment for losses included in net income before attribution of noncontrolling interests	(898)		(18,943)		(11,702)
Net change	(51,414)		(18,537)		(13,230)
Foreign currency translation adjustments, Net of tax:
Foreign currency translation adjustments	507,425		437,891		(69,797)
Reclassification adjustment for losses included in net income before attribution of noncontrolling interests	705		29,368		20,254
Net change	508,130		467,259		(49,543)
Foreign currency translation adjustments attributable to noncontrolling interests	7,042		3,203		(1,216)
Foreign currency translation adjustments attributable to Mitsubishi UFJ Financial Group	501,088		464,056		(48,327)
Other comprehensive income attributable to Mitsubishi UFJ Financial Group	¥ 783,335		¥ 1,170,747		¥ 32,261

[1]	Includes unrealized gains of ¥1,234 million, ¥555 million and ¥183 million, net of tax, related to debt securities with credit component realized in earnings for the fiscal years ended March 31, 2012, 2013 and 2014, respectively.